Submission	Aug. 02, 2024
Submission [Line Items]
Central Index Key	0001334388
Registrant Name	Obsidian Energy Ltd.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A